Consolidated statement of changes in equity - CAD ($) $ in Millions	Total	Issue of preferred shares and limited recourse capital notes [member]	Common shares [member]	Additional paid-in capital [member]	Retained earnings [member]	Retained earnings [member] Issue of preferred shares and limited recourse capital notes [member]	Retained earnings [member] Common shares [member]	AOCI, net of tax [member]	AOCI, net of tax [member] Net foreign currency translation adjustments [member]	AOCI, net of tax [member] Net gains (losses) on cash flow hedges [member]	AOCI, net of tax [member] Reserve of remeasurements of defined benefit plans [member]	AOCI, net of tax [member] Reserve of change in fair value of financial liability attributable to change in credit risk of liability [member]	AOCI, net of tax [member] Reserve of equity securities designated at fair value of other comprehensive income [member]	AOCI, net of tax [member] Financial assets at fair value through OCI [member]	Non-controlling interests [member]
Balance at beginning of period (Previously stated [member]) at Oct. 31, 2019					$ 20,972
Balance at beginning of period (Impact of adopting IFRS [member]) at Oct. 31, 2019					127
Balance at beginning of period at Oct. 31, 2019		$ 2,825	$ 13,591	$ 125	21,099				$ 993	$ 113	$ (363)	$ 16	$ 45	$ 77	$ 186
Net income attributable to equity shareholders	$ 1,205				1,205
Net income (loss) attributable to non-controlling interests	7														7
Net gains (losses) on equity securities designated at FVOCI													36
Net change in securities measured at FVOCI														38
Net change in foreign currency translation adjustments									77
Net change in cash flow hedges	3									3
Net change in post-employment defined benefit plans	(105)										(105)
Net change attributable to changes in credit risk	(22)											(22)
Dividends and distributions						$ (31)	$ (641)								(2)
Premium on purchase of common shares for cancellation					(119)
Realized gains (losses) on equity securities designated at FVOCI reclassified to retained earnings													(29)
Issue of equity			123
Compensation expense arising from equity-settled share-based awards				3
Realized gains (losses) on equity securities designated at FVOCI reclassified from AOCI					29
Purchase of common shares for cancellation, Amount			(46)
Exercise of stock options and settlement of other equity-settled share-based awards				(4)
Treasury shares			1
Other				(1)	1
Balance at end of period at Jan. 31, 2020	39,230	2,825	13,669	123	21,543			$ 879	1,070	116	(468)	(6)	52	115	191
Balance at beginning of period at Jul. 31, 2020		2,825	13,800	122	21,726				1,257	304	(430)	(32)	39	309	179
Net income attributable to equity shareholders	1,015				1,015
Net income (loss) attributable to non-controlling interests	1														1
Net gains (losses) on equity securities designated at FVOCI													25
Net change in foreign currency translation adjustments									(84)
Net change in cash flow hedges	(30)									(30)
Net change in post-employment defined benefit plans	147										147
Net change attributable to changes in credit risk	(8)											(8)
Dividends and distributions						(30)	(652)								(2)
Realized gains (losses) on equity securities designated at FVOCI reclassified to retained earnings													(62)
Issue of equity		750	89
Compensation expense arising from equity-settled share-based awards				3
Realized gains (losses) on equity securities designated at FVOCI reclassified from AOCI					62
Exercise of stock options and settlement of other equity-settled share-based awards				(8)
Treasury shares			19
Other					(2)										3
Balance at end of period at Oct. 31, 2020	41,335	3,575	13,908	117	22,119			1,435	1,173	274	(283)	(40)	2	309	181
Net income attributable to equity shareholders	1,621				1,621
Net income (loss) attributable to non-controlling interests	4														4
Net gains (losses) on equity securities designated at FVOCI													24
Net change in securities measured at FVOCI														30
Net change in foreign currency translation adjustments									(619)
Net change in cash flow hedges	(24)									(24)
Net change in post-employment defined benefit plans	199										199
Net change attributable to changes in credit risk	(35)											(35)
Dividends and distributions						$ (30)	$ (653)
Realized gains (losses) on equity securities designated at FVOCI reclassified to retained earnings													(3)
Issue of equity			99
Compensation expense arising from equity-settled share-based awards				6
Realized gains (losses) on equity securities designated at FVOCI reclassified from AOCI					3
Exercise of stock options and settlement of other equity-settled share-based awards				(5)
Treasury shares			(16)
Other				1											(8)
Balance at end of period at Jan. 31, 2021	$ 41,929	$ 3,575	$ 13,991	$ 119	$ 23,060			$ 1,007	$ 554	$ 250	$ (84)	$ (75)	$ 23	$ 339	$ 177